INVESTORS TITLE COMPANY COVER LETTER

VIA EDGAR Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

Re:	Investors Title Company
Form 10-K
File No. 0-11774

To Whom It May Concern:

               Pursuant to Regulation S-T of the Securities and Exchange Commission, Investors Title Company files herewith via EDGAR its Annual Report on Form 10-K for the fiscal year ended December 31, 2004.

               Please be advised that the financial statements in the Annual Report do not reflect any change from the preceding year in any accounting principles or practices or in the method of applying such principles or practices.

Sincerely,

INVESTORS TITLE COMPANY

/s/ James A. Fine, Jr.
James A. Fine, Jr.
President and Treasurer